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AGF Global Sustainable Growth Equity Fund
AGF Global Sustainable Growth Equity Fund
Investment Objective
The Fund’s investment objective is to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold, and sell shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions and other fees to financial intermediaries, for buying and selling securities are not reflected in the table and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AGF Global Sustainable Growth Equity Fund	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - AGF Global Sustainable Growth Equity Fund		Class I	Class R6
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		43.62%	43.62%
Total Annual Fund Operating Expenses		44.27%	44.27%
Fee Waiver and Expense Reimbursement	[1]	(43.47%)	(43.47%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.80%	0.80%
[1]	AGF Investments America Inc. (“AGFA”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of each share class’s average daily net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AGFA is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2023, and shall renew automatically for one-year terms unless AGFA provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example (for both Class I and Class R6)
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example - AGF Global Sustainable Growth Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class I	82	255	6,725	10,193
Class R6	82	255	6,725	10,193

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2020, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amounts of any borrowings) in equity securities. Equity securities include, among other instruments, common stock, preferred stock, convertible securities (that are in the money and immediately convertible into equity at the time of investment), installment receipts, trust units, and equity-linked investments such as depositary receipts and participatory notes. The Fund generally invests in shares of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40 percent of its net assets, unless market conditions are deemed unfavorable by AGFA, the Fund’s investment adviser, in companies that are economically tied to countries throughout the world, including by being organized outside of the United States or conducting substantial business outside of the United States. The Fund will normally maintain investments in companies economically tied to a minimum of three countries in addition to the United States.

The Fund may invest up to 20 percent of its assets in issuers located in emerging market countries. AGFA defines emerging market countries to mean those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and those countries that are included in the MSCI Frontier Market Index.

Under normal circumstances, the Fund invests at least 80 percent of its net assets (plus the amounts of any borrowings) in securities of companies that AGFA believes are positively exposed to sustainable investment themes. AGFA has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, which, as defined in a 1987 report of the World Commission on Environment and Development, is economic development that meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power Technologies, Waste Management and Pollution Control, Water and Waste Water Solutions and Environmental Health and Safety. The sustainable investment themes are not necessarily limited to the examples provided above and may change over time based on AGFA’s research. The Fund does not generally expect to invest in companies that are fossil fuel producers. Additionally, the Fund can be expected to emphasize investments in sectors such as Industrials that tend to include companies that are positively exposed to sustainable investment themes and may have a reduced weighting to other sectors such as Financials that are traditionally less exposed to sustainable investment themes. Within this framework, AGFA looks for companies that possess proven management, proprietary and strategic advantages and financial strength.

The Fund may invest in a variety of investment vehicles, including exchange-traded funds (“ETFs”) and other mutual funds, including mutual funds and ETFs managed by AGFA or its affiliates. The Fund may also invest up to 20 percent of its net assets in treasury bills, bonds or other evidence of indebtedness, warrants, and cash or cash equivalents.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective. The Fund is not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Market Risk.   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of the Fund.

Portfolio Management Risk.   The investment strategies, practices and risk analysis used by AGFA may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

Equity Securities Risk.   The value of equity securities generally fluctuate, sometime widely, based on real or perceived changes in an issuer’s financial condition and overall market and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by the Fund will adversely affect the value of your investment.

Sustainable Investing Risk.   Because the Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in other sectors, due to their lack of positive exposure to sustainable investment themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.

Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have high transaction costs, limited legal recourse and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.

Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Emerging Markets Risk.   Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing, and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited. These same risks exist and may be greater in frontier markets.

Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow the Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly and may expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Fund to counterparty risk.

Depositary Receipts Risk.   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and AGFA may not be able to take appropriate actions to mitigate losses to the Fund.

Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment.

Hedging Risk.   The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and, even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which AGFA valued the investment for purposes of the Fund’s net asset value. Additionally, the Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell investments at disadvantageous times or prices, which may adversely affect the Fund.

Repurchase and Reverse Repurchase Agreements Risk.   Repurchase and reverse repurchase agreements are subject to counterparty risk in that if a counterparty becomes insolvent, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Reverse repurchase agreements may result in leverage to the Fund.

Credit Risk.   The value of a bond or other debt instrument is likely to be adversely affected if the issuer’s actual or perceived financial health deteriorates. The Fund’s investments in debt instruments are subject to counterparty risk and the risk that the issuer could be late in making principal and/or interest payments.

U.S. Government Securities Risk.   U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt instruments, particularly interest rate risk and credit risk.

Large Shareholders Risk.   The Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, the Fund’s performance or liquidity may be adversely affected because the Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.

Limited Operating History Risk.   The Fund is newly organized with limited operating history, and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Performance Information
The bar chart and table that follow show how Class I shares of the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the average annual returns of Class I shares of the Fund compare against the MSCI World Net Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.agf.com.

For the period shown in the bar chart above:

Best Quarter	(March 31, 2019)	15.95%
Worst Quarter	(December 31, 2018)	(16.06)%

The year-to-date return as of the calendar quarter ended September 30, 2020 is 22.74%.

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - AGF Global Sustainable Growth Equity Fund	Label	1 Year		Since Inception of Fund		Inception Date of Fund
Class I	Before Taxes	29.93%		6.56%		Nov. 03, 2017
After Taxes on Distributions | Class I	After Taxes on Distributions	29.88%		6.55%
After Taxes on Distributions and Sale of Fund Shares | Class I	After Taxes on Distributions and Sale of Shares	17.75%		5.10%
MSCI World Net Index	MSCI World Net Index	27.67%	[1]	8.88%	[1]
[1]	The performance of the MSCI World Net Index is reduced by the taxes on dividends paid by the international securities issuer in the index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares. After-tax returns are shown for Class I only. After-tax returns for Class R6 may vary.